Share-Based Payments and Long-term Incentive Plan - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment and LTIP expense	$ 0.5	$ 2.1
Other share-based arrangements, expense	0.0	0.3
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	0.5	1.3
Deferred cash awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 0.0	$ 0.5